Deferred investment consideration payable (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Contingent Investment Consideration Payable [Line Items]
Investment in share consideration	$ 7,500,000
Nekcom Inc [Member]
Contingent Investment Consideration Payable [Line Items]
Investment in share consideration	$ 7,500,000